Equity - Restricted Shares Issued for Compensation (Details) - USD ($)			12 Months Ended
	Apr. 27, 2023	Jun. 09, 2022	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Aug. 15, 2022
Restricted Shares Issued for Compensation
Share price						$ 0.36
After reverse share split
Restricted Shares Issued for Compensation
Share price						$ 107.42
Lucas Wang
Restricted Shares Issued for Compensation
Annual compensation			$ 240,000
Number of equity awards issued			1,896,066
Issuance of ordinary shares for compensation (in shares)	158,005		10,534
Number of ordinary shares vested			632,022
Share price	$ 0.1703	$ 0.855	$ 1.595
Total consideration			$ 16,802	$ 26,909	$ 540,379
Lucas Wang | After reverse share split
Restricted Shares Issued for Compensation
Number of equity awards issued			63,202
Issuance of ordinary shares for compensation (in shares)	5,267
Number of ordinary shares vested		21,068	21,068
Share price	$ 5.109	$ 25.65
Jiaming Li
Restricted Shares Issued for Compensation
Annual compensation			$ 240,000
Number of equity awards issued			1,422,049
Issuance of ordinary shares for compensation (in shares)	118,504	15,801	7,902
Number of ordinary shares vested			474,016
Share price	$ 0.1703	$ 0.855	$ 1.595
Total consideration			$ 12,604	20,181	405,296
Jiaming Li | After reverse share split
Restricted Shares Issued for Compensation
Number of equity awards issued			47,402
Issuance of ordinary shares for compensation (in shares)	3,951
Number of ordinary shares vested			15,801
Share price	$ 5.108	$ 25.65
Jingjing Han
Restricted Shares Issued for Compensation
Annual compensation			$ 240,000
Number of equity awards issued			1,422,049
Issuance of ordinary shares for compensation (in shares)	118,504	15,801	15,804
Number of ordinary shares vested			474,016
Share price	$ 0.1703	$ 0.855	$ 2.77
Total consideration			$ 43,824	$ 20,181	$ 405,296
Jingjing Han | After reverse share split
Restricted Shares Issued for Compensation
Number of equity awards issued			47,402
Issuance of ordinary shares for compensation (in shares)	3,951
Number of ordinary shares vested			15,801
Share price	$ 5.108	$ 25.65